CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY ¥ in Millions, $ in Millions		CNY (¥)	USD ($)	Originally stated [member] CNY (¥)	Restatement adjustment [member] CNY (¥)	Issued capital [member] CNY (¥)	Issued capital [member] Originally stated [member] CNY (¥)	Issued capital [member] Restatement adjustment [member] CNY (¥)	Cumulative translation reserve [member] CNY (¥)		Cumulative translation reserve [member] Originally stated [member] CNY (¥)	Cumulative translation reserve [member] Restatement adjustment [member] CNY (¥)	Statutory and non-distributable reserves [member] CNY (¥)		Statutory and non-distributable reserves [member] CNOOC China Limited [member] CNY (¥)	Statutory and non-distributable reserves [member] Originally stated [member] CNY (¥)	Statutory and non-distributable reserves [member] Restatement adjustment [member] CNY (¥)	Other reserves [member] CNY (¥)		Other reserves [member] Originally stated [member] CNY (¥)	Other reserves [member] Restatement adjustment [member] CNY (¥)	Retained earnings [member] CNY (¥)		Retained earnings [member] CNOOC China Limited [member] CNY (¥)	Retained earnings [member] Originally stated [member] CNY (¥)	Retained earnings [member] Restatement adjustment [member] CNY (¥)	Proposed final dividend [member] CNY (¥)		Proposed final dividend [member] Originally stated [member] CNY (¥)	Proposed final dividend [member] Restatement adjustment [member] CNY (¥)	Total [member] CNY (¥)		Total [member] Originally stated [member] CNY (¥)	Total [member] Restatement adjustment [member] CNY (¥)	Non-controlling interests [member] CNY (¥)	Non-controlling interests [member] Originally stated [member] CNY (¥)	Non-controlling interests [member] Restatement adjustment [member] CNY (¥)
Balance at beginning of year at Dec. 31, 2016				¥ 382,371			¥ 43,081				¥ (2,517)					¥ 20,000				¥ 4,556					¥ 308,155				¥ 9,096				¥ 382,371			¥ 0
Impact of business combination under common control					¥ 2,947			¥ 0				¥ 0					¥ 0				¥ 2,633					¥ 314				¥ 0				¥ 2,947			¥ 0
Balance at end of year at Jan. 01, 2017		¥ 385,318				¥ 43,081			¥ (2,517)				¥ 20,000					¥ 7,189				¥ 308,469					¥ 9,096				¥ 385,318				¥ 0
Balance at beginning of year at Dec. 31, 2016				382,371			¥ 43,081				¥ (2,517)					¥ 20,000				¥ 4,556					¥ 308,155				¥ 9,096				¥ 382,371			¥ 0
Profit for the year		24,719				0			0				0					0				24,719					0				24,719				0
Other comprehensive income/(expense), net of tax		(10,573)				0			(10,121)				0					(452)				0					0				(10,573)				0
Total comprehensive (expense)/income		14,146				0			(10,121)				0					(452)				24,719					0				14,146				0
Final dividend		(8,913)				0			0				0					0				183					(9,096)				(8,913)				0
Interim dividend		(7,587)				0			0				0					0				(7,587)					0				(7,587)				0
Proposed final dividend		0				0			0				0					0				(10,830)					10,830				0				0
Appropriation to reserve	[1]	0				0			0						¥ 50,000			0						¥ (50,000)			0				0				0
Others		(393)																1				(394)									(393)
Balance at end of year at Dec. 31, 2017		382,571				43,081			(12,638)	[2]			70,000	[2]				6,738	[2]			264,560	[2]				10,830	[2]			382,571				0
Impact of adopting IFRS 15/HKFRS 15 | Impact of adopting IFRS 15/HKFRS 15 [member]		(1,218)				0			0				0					0				(1,218)					0				(1,218)				0
Balance at end of year at Jan. 01, 2018		381,353				43,081			(12,638)				70,000					6,738				263,342					10,830				381,353				0
Balance at beginning of year at Dec. 31, 2017		382,571				43,081			(12,638)	[2]			70,000	[2]				6,738	[2]			264,560	[2]				10,830	[2]			382,571				0
Profit for the year		52,675		52,688	(13)	0			0				0					0				52,675					0				52,675				0
Other comprehensive income/(expense), net of tax		9,012				0			8,638				0					374				0					0				9,012				0
Total comprehensive (expense)/income		61,687				0			8,638				0					374				52,675					0				61,687				0
Final dividend		(11,293)				0			0				0					0				(463)					(10,830)				(11,293)				0
Interim dividend		(11,785)				0			0				0					0				(11,785)					0				(11,785)				0
Proposed final dividend		0				0			0				0					0				(15,221)					15,221				0				0
Disposal of investments in equity instruments at FVTOCI		(14)				0			0				0					0				(14)					0				(14)				0
Others		(38)				0			0				0					19				(67)					0				(48)				10
Balance at end of year at Dec. 31, 2018		419,910		¥ 417,365	¥ 2,545	43,081			(4,000)	[2]			70,000	[2]				7,131	[2]			288,467	[2]				15,221	[2]			419,900	[2]			10
Reserves		376,819
Profit for the year		61,045				0			0				0					0				61,045					0				61,045				0
Other comprehensive income/(expense), net of tax		1,573	$ 226			0			2,848				0					(1,275)				0					0				1,573				0
Total comprehensive (expense)/income		62,618				0			2,848				0					(1,275)				61,045					0				62,618				0
Final dividend		(15,710)				0			0				0					0				(489)					(15,221)				(15,710)				0
Interim dividend		(13,290)				0			0				0					0				(13,290)					0				(13,290)				0
Proposed final dividend		0				0			0				0					0				(18,055)					18,055				0				0
Acquisition of a subsidiary under common control		(5,302)				0			0				0					(5,331)				0					0				(5,331)				29
Balance at end of year at Dec. 31, 2019		448,226	64,384			¥ 43,081			¥ (1,152)	[2]			¥ 70,000	[2]				¥ 525	[2]			¥ 317,678	[2]				¥ 18,055	[2]			¥ 448,187				¥ 39
Reserves		¥ 405,106	$ 58,190

[1]	During the year ended December 31, 2017, CNOOC China Limited (the "CNOOC China"), the Company's wholly-owned subsidiary, appropriated RMB50,000 million of the general reserve fund.
[2]	These reserve accounts constitute the consolidated reserves of approximately RMB405,106 million (2018: RMB376,819 million) in the consolidated statement of financial position.